LOAN PAYABLE (Details)									6 Months Ended
	Feb. 20, 2025 USD ($)	Jan. 29, 2025	Jan. 15, 2025	Dec. 08, 2024 CNY (¥)	Nov. 01, 2024 CNY (¥)	Oct. 21, 2024 USD ($) loan	Oct. 21, 2024 CNY (¥)	Oct. 20, 2024 USD ($)	Apr. 30, 2025 USD ($)	Apr. 10, 2025 USD ($)	Apr. 10, 2025 CNY (¥)	Dec. 08, 2024 USD ($)	Dec. 08, 2024 CNY (¥)	Nov. 01, 2024 USD ($)	Nov. 01, 2024 CNY (¥)	Oct. 31, 2024 USD ($)	Oct. 21, 2024 CNY (¥) loan	Oct. 20, 2024 CNY (¥)
LOAN PAYABLE
Loan payable - non-current portion									$ 1,082,538							$ 140,491
Loans payable
LOAN PAYABLE
Line of credit amount												$ 52,000	¥ 380,000	$ 667,000	¥ 4,848,000
Interest rate (in percent)												6.00%	6.00%	2.00%	2.00%
Loan payable - non-current portion									1,032,538							140,491
Interest expense									22,304
Number of loan agreements | loan						2											2
Repayment of principal amount | ¥				¥ 380,000	¥ 4,848,000
Loan to third party individual
LOAN PAYABLE
Line of credit amount									137,525
Debt instrument, Principal amount										$ 305,000	¥ 2,220,000
Interest rate (in percent)										2.00%	2.00%
Loan to third party company - one
LOAN PAYABLE
Line of credit amount						$ 138,000											¥ 1,000,000
Interest rate (in percent)						2.00%											2.00%
Repayment of principal amount						$ 1,000,000
Loan to third party company - two
LOAN PAYABLE
Line of credit amount						$ 176,000											¥ 1,280,000
Interest rate (in percent)						6.00%											6.00%
Repayment of principal amount | ¥							¥ 1,280,000
Loan to third party company - three
LOAN PAYABLE
Debt instrument, Principal amount	$ 50,000
Interest rate (in percent)	6.00%
Loan payable - non-current portion									50,000
Repayment of principal amount	$ 50,000
Line of credit agreement - one
LOAN PAYABLE
Line of credit amount								$ 798,000	412,575							561,964		¥ 5,800,000
Term loan payable		360 days						90 days
Interest rate (in percent)								2.00%										2.00%
Line of credit agreement - two
LOAN PAYABLE
Line of credit amount								$ 413,000	$ 412,560							$ 421,457		¥ 3,000,000
Term loan payable			360 days					90 days
Interest rate (in percent)								2.00%										2.00%